Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Line Items]
Advance payment	$ 1,000,000
Amortized expense		$ 572,222
Percentage of shareholding ratio	7.10%
Hermann Limited [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Contract amount			$ 2,060,000
Amortized expense	$ 342,988	$ 1,487,778